Business Segments and Related Information	12 Months Ended
Dec. 31, 2023
Business Segments and Related Information [Abstract]
Disclosure of entity's operating segments [text block]
04 –
Business segments and related information
Deutsche Bank’s segmental information has been prepared in accordance with the management approach, which requires presentation of the segments on the basis of the internal management reports of the entity which are regularly reviewed by the chief operating decision maker, which is the Deutsche Bank Management Board, in order to assess the financial performance of the business segments and for allocating resources to the business segments.
Business segments
Deutsche Bank’s segment reporting follows the organizational structure as reflected in the Group’s internal management reporting systems, which are the basis for assessing the financial performance of the business segments and for allocating resources to them.
The bank’s business operations are organized under the divisional structure comprising the following corporate divisions:
– Corporate Bank
– Investment Bank
– Private Bank
– Asset Management
– Corporate & Other
The Group consists of the following reportable segments: Corporate Bank, Investment Bank, Private Bank, Asset Management and Corporate & Other.
Corporate Bank reports revenues in the categories Corporate Treasury Services, Institutional Client Services and Business Banking.
Investment Bank reports revenues in the categories Fixed Income, Currency Sales & Trading and, Origination & Advisory as well as Other.
Private Bank reports revenues in the categories Private Bank Germany and International Private Bank. Within International Private Bank revenues are reported in the categories Wealth Management & Bank for Entrepreneurs and Premium Banking. By year end 2022, International Private Bank materially completed the wind-down of the majority of legacy assets and liabilities associated with Sal. Oppenheim. Remaining assets or liabilities are not expected to have material financial impacts going forward and will be included in the normal course of the client segment Wealth Management & Bank for Entrepreneurs. The associated disclosure of “specific revenues items” was discontinued starting in the first quarter of 2023.
Asset Management reports revenues in the categories Management Fees, Performance and Transaction Fees and Other.
Corporate & Other includes revenues, costs and resources held centrally that are not allocated to the individual business segments as well as valuation and timing differences that arise on derivatives used to hedge the Group’s balance sheet. These are accounting impacts, and valuation losses are expected to be recovered over time as the underlying instruments approach maturity. In addition, Corporate & Other contains financial impacts of legacy portfolios, previously reported as the Capital Release Unit.
As announced in the Annual Report 2022, having fulfilled the Capital Release Unit’s de-risking and cost reduction mandate from 2019 through year end 2022, the Capital Release Unit ceased to be reported as a separate segment with effect from the first quarter of 2023. The remaining portfolio, resources and employees are reported within the Corporate & Other segment. In line with the change, the Core Bank, which previously represented the Group excluding the Capital Release Unit, ceased to be reported as of the first quarter of 2023. In addition, based on management decisions during the reporting period further divisional changes were introduced.
The prior years' segmental information is presented in the current structure.
Measurement of segment profit or loss
Segment reporting requires a presentation of the segment results based on management reporting methods, including a reconciliation between the results of the business segments and the consolidated financial statements, which is presented in the “Segment results of operations” section within this note. The information provided about each segment is based on internal management reporting about segment profit or loss, assets and other information which is regularly reviewed by the chief operating decision maker. Segment assets are presented in the Group’s internal management reporting based on a consolidated view, i.e., the amounts do not include intersegment balances. The Group`s internal management reporting does not consider segment liabilities or interest expense separately. Similarly, depreciation and amortization, tax expenses and other comprehensive income are not presented separately internally and are therefore not disclosed here.
Non-IFRS compliant accounting methods used in the Group’s management reporting represent either valuation or classification differences. The largest valuation differences relate to measurement at fair value in management reporting versus measurement at amortized cost under IFRS and to the recognition of trading results from own shares in revenues in management reporting (in Investment Bank) and in equity under IFRS. The major classification difference relates to noncontrolling interest, which represents the net share of minority shareholders in revenues, provision for credit losses, noninterest expenses and income tax expenses. Noncontrolling interest is reported as a component of the profit before tax of the businesses in management reporting (with a reversal in Corporate & Other) and a component of net income appropriation under IFRS.
Since the Group’s business activities are diverse in nature and its operations are integrated, certain estimates and judgments have been made to apportion revenue and expense items among the business segments.
The management reporting systems allocate the Group’s external net interest income according to the value of funding consumed or provided by each business segment’s activities, in accordance with the bank’s internal funds transfer pricing framework. Furthermore, to retain comparability with those competitors that have legally independent units with their own equity funding, the Group allocates a net notional interest benefit on its consolidated capital, in line with each segment’s proportion of average shareholders’ equity.
Management uses certain measures for equity and related ratios as part of its internal reporting system because it believes that these measures provide it with a useful indication of the financial performance of the business segments. The Group discloses such measures to provide investors and analysts with further insight into how management operates the Group’s businesses and to enable them to better understand the Group’s results.
Allocation of Average Shareholder’s Equity
Shareholders’ equity is fully allocated to the Group’s segments based on the regulatory capital demand of each segment. Regulatory capital demand reflects the combined contribution of each segment to the Groups’ Common Equity Tier 1 (CET1) ratio, the Groups’ leverage ratio and the Group’s capital loss under stress. Contributions in each of the three dimensions are weighted to reflect their relative importance and level of constraint for the Group. Contributions to the CET1 ratio and the leverage ratio are measured through risk-weighted assets and leverage ratio exposure. The Group’s capital loss under stress is a measure of the Group’s overall economic risk exposure under a defined stress scenario. Goodwill and other intangible assets are directly attributed to the Group’s segments in order to allow the determination of allocated tangible shareholders’ equity and the respective returns. Shareholders’ equity and tangible shareholders’ equity is allocated on a monthly basis and averaged across quarters and for the full year.
Driver-Based Cost Management allocations methodology change
As disclosed in the Annual Report 2022, the Group implemented the Driver-Based Cost Management allocations from the first quarter of 2023. The new methodology aims to provide greater transparency over the drivers of infrastructure costs and links costs more closely to service consumption by segments. This change did not affect the Group’s cost/income ratio and return on tangible equity metrics but does impact these per business segment. Therefore prior-period information is presented in the current structure, resulting in an increase in noninterest expenses (corresponding decrease in profit before tax) for Corporate Bank of € 276 million, for Investment Bank of € 239 million, for Private Bank of € 279 million, for Asset Management of € 15  million, with a corresponding decrease in noninterest expenses (corresponding reduction in loss before tax) for Corporate & Other of € 809  million for the full year 2022.
Strategic Liquidity Reserve Profit and Loss Allocation
Commencing from the first quarter of 2022, the methodology for divisional intra-year allocations of profit or loss earned on the Strategic Liquidity Reserves has been refined. As part of the introduction of the new methodology, the intra-year profit and loss volatility is held centrally in Corporate & Other in order to better reflect the underlying performance of the business divisions. The implementation of the new methodology does not impact the overall group revenues or the annual business allocations, therefore the full year results for 2022 and 2021 are not impacted.
U.S. Tax Exempt Securities
Net interest income as a component of net revenues, profit (loss) before tax and related ratios are presented on a fully taxable-equivalent basis for U.S. tax-exempt securities for the Investment Bank. This enables management to measure performance of taxable and tax-exempt securities on a comparable basis. This presentation resulted in an increase in Investment Bank net interest income of € 10 million for full year 2023, € 33 million for full year 2022 and € 40 million for full year 2021. This increase is offset in Group consolidated figures through a reversal in Corporate & Other. The tax rate used in determining the fully taxable-equivalent of net interest income in respect of the majority of the U.S. tax-exempt securities is  21  % for 2023, 2022 and 2021.
Infrastructure Full-time Employees realignment
In the third quarter of 2021, approximately 9,000 FTEs moved from Corporate & Other to the operating business segments driven by the bank’s decision that the Chief Operating Office will no longer be a separate Management Board function. Accordingly business-related parts of Chief Operating Office that support the Investment Bank and the Corporate Bank, which were previously run in Infrastructure, moved to those divisions. Comparative segmental financial information is presented accordingly. This change did not result in a material financial impact at a segment level, as costs are allocated from Corporate & Other to the operating business segments that are using the service of the respective infrastructure functions and with this move the costs are directly incurred by the divisions rather than being charged to Corporate & Other.
Segmental results of operations
The following tables present the results of the Group’s business segments, including the reconciliation to the consolidated results of operations under IFRS.
	2023
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues[1]	7,716	9,160	9,575	2,383	2,321	31,155
Provision for credit losses	266	431	783	(1)	26	1,505
Noninterest expenses
Compensation and benefits	1,537	2,524	2,806	891	3,372	11,131
General and administrative expenses	2,934	4,136	4,742	934	(2,634)	10,112
Impairment of goodwill and other intangible assets	0	233	0	0	0	233
Restructuring activities	(4)	(3)	228	0	(1)	220
Total noninterest expenses	4,466	6,890	7,777	1,825	738	21,695
Noncontrolling interests	0	3	0	163	(166)	0
Profit (loss) before tax	2,984	1,836	1,015	396	1,724	7,955

Assets (in € bn)[2]	264	658	331	10	54	1,317
Loans (gross of allowance for loan losses, in € bn)	117	101	261	0	6	485
Additions to non-current assets	13	89	90	73	1,853	2,118
Deposits (in € bn)	289	18	308	0	10	625
Average allocated shareholders' equity	13,306	27,593	14,477	5,318	2,456	63,149

Risk-weighted assets (in € bn)	69	140	86	15	40	350
of which: operational risk RWA (in € bn)	6	22	8	3	19	57
Leverage exposure (in € bn)	307	546	339	10	39	1,240
Employees (full-time equivalent)	25,520	19,979	38,451	4,962	1,218	90,130

Post-tax return on average shareholders’ equity[3]	15.2%	3.8%	4.1%	4.9%	N/M	9.1%
Post-tax return on average tangible shareholders’ equity[3]	16.6%	4.0%	4.5%	11.3%	N/M	10.2%
Cost/income ratio[4]	57.9%	75.2%	81.2%	76.6%	N/M	69.6%

[1] includes:
Net interest income	5,113	3,013	6,160	(124)	1,960	16,122
Net income (loss) from equity method investments	(6)	(70)	(5)	42	2	(38)
[2] includes:
Equity method investments	91	413	84	420	5	1,013

N/M – Not meaningful
[3] The post-tax return on average shareholders’ equity and average tangible shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 19% for the year ended December 31, 2023; for the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the year ended December 31, 2023; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
[4] Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
	2022
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues[1]	6,337	10,016	9,153	2,608	(1,051)	27,063
Provision for credit losses	335	319	583	(2)	(9)	1,226
Noninterest expenses
Compensation and benefits	1,422	2,376	2,785	899	3,231	10,712
General and administrative expenses	2,786	4,075	4,176	883	(2,192)	9,728
Impairment of goodwill and other intangible assets	0	0	0	68	0	68
Restructuring activities	(19)	15	(113)	0	(2)	(118)
Total noninterest expenses	4,188	6,466	6,848	1,850	1,037	20,390
Noncontrolling interests	0	15	0	174	(190)	0
Profit (loss) before tax	1,814	3,217	1,722	584	(1,890)	5,447

Assets (in € bn)[2]	258	677	333	10	67	1,344
Loans (gross of allowance for loan losses, in € bn)	122	103	265	0	6	496
Additions to non-current assets	3	4	177	41	2,267	2,494
Deposits (in € bn)	289	16	317	0	7	629
Average allocated shareholders' equity	12,015	26,036	13,557	5,395	3,105	60,109

Risk-weighted assets (in € bn)	74	139	88	13	46	360
of which: operational risk RWA (in € bn)	5	23	8	3	19	58
Leverage exposure (in € bn)	321	530	344	9	36	1,240
Employees (full-time equivalent)	22,161	18,420	37,716	4,778	1,856	84,930

Post-tax return on average shareholders’ equity[3]	10.0%	8.0%	8.3%	7.4%	N/M	8.2%
Post-tax return on average tangible shareholders’ equity[3]	10.9%	8.4%	9.0%	17.1%	N/M	9.1%
Cost/income ratio[4]	66.1%	64.6%	74.8%	71.0%	N/M	75.3%

[1] includes:
Net interest income	3,628	3,467	5,223	(65)	1,730	13,983
Net income (loss) from equity method investments	4	50	27	66	6	152
[2] includes:
Equity method investments	90	501	99	415	20	1,124

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[3] The post-tax return on average shareholders’ equity and average tangible shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was (2) % for the year ended December 31, 2022; for the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the year ended December 31, 2022; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
[4] Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
	2021
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues[1]	5,153	9,631	8,233	2,708	(186)	25,538
Provision for credit losses	(3)	104	446	5	(36)	515
Noninterest expenses
Compensation and benefits	1,447	2,197	2,808	822	3,145	10,418
General and administrative expenses	3,053	3,843	4,939	846	(1,862)	10,821
Impairment of goodwill and other intangible assets	5	0	0	0	0	5
Restructuring activities	42	47	173	2	(2)	261
Total noninterest expenses	4,547	6,087	7,920	1,670	1,281	21,505
Noncontrolling interests	0	(17)	0	223	(206)	0
Profit (loss) before tax	609	3,458	(133)	809	(1,225)	3,518

Assets (in € bn)[2]	246	616	310	10	142	1,325
Loans (gross of allowance for loan losses, in € bn)	122	93	254	0	7	477
Additions to non-current assets	17	6	149	32	1,733	1,939
Deposits (in € bn)	270	13	313	0	8	604
Average allocated shareholders' equity	11,101	25,281	13,041	5,128	1,987	56,537

Risk-weighted assets (in € bn)	65	141	85	14	46	352
of which: operational risk RWA (in € bn)	6	25	8	3	20	62
Leverage exposure (fully loaded, in € bn)[3]	300	530	321	11	62	1,125
Employees (full-time equivalent)	20,560	16,927	37,458	4,514	3,510	82,969

Post-tax return on average shareholders’ equity[4]	3.2%	9.0%	(1.5)%	11.0%	N/M	3.6%
Post-tax return on average tangible shareholders’ equity[4]	3.5%	9.4%	(1.7)%	25.8%	N/M	4.0%
Cost/income ratio[5]	88.2%	63.2%	96.2%	61.7%	N/M	84.2%

[1] includes:
Net interest income	2,605	3,332	4,601	(5)	584	11,117
Net income (loss) from equity method investments	3	(34)	40	81	9	98
[2] includes:
Equity method investments	72	462	180	349	29	1,091

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
3 The leverage ratio exposure is calculated according to CRR as applicable at the reporting date; starting with September 30, 2020, the Group was allowed to exclude certain Euro-based exposures facing Eurosystem central banks from the leverage ratio exposure based on the ECB-decision (EU) 2020/1306 and EU 2021/1074; this exclusion applied until March 31, 2022; the segmental leverage exposures are presented without that exclusion
[4] The post-tax return on average shareholders’ equity and average tangible shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 26 % for the year ended December 31, 2021; for the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the year ended December 31, 2021; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
[5] Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
Corporate Bank
				2023 increase (decrease) from 2022		2022 increase (decrease) from 2021
in € m. (unless stated otherwise)	2023	2022	2021	in € m.	in %	in € m.	in %
Net revenues
Corporate Treasury Services	4,366	3,821	3,072	545	14	749	24
Institutional Client Services	1,906	1,587	1,299	319	20	287	22
Business Banking	1,445	930	781	515	55	148	19
Total net revenues	7,716	6,337	5,153	1,379	22	1,185	23
Of which:
Net interest income	5,113	3,628	2,605	1,485	41	1,022	39
Commissions and fee income	2,328	2,356	2,204	(28)	(1)	151	7
Remaining income	275	354	343	(79)	(22)	11	3
Provision for credit losses	266	335	(3)	(68)	(20)	338	N/M
Noninterest expenses
Compensation and benefits	1,537	1,422	1,447	115	8	(26)	(2)
General and administrative expenses	2,934	2,786	3,053	148	5	(267)	(9)
Impairment of goodwill and other intangible assets	0	0	5	0	N/M	(5)	N/M
Restructuring activities	(4)	(19)	42	15	(77)	(61)	N/M
Total noninterest expenses	4,466	4,188	4,547	278	7	(358)	(8)
Noncontrolling interests	0	0	0	0	N/M	0	N/M
Profit (loss) before tax	2,984	1,814	609	1,169	64	1,205	198

Employees (front office, full-time equivalent)[1]	7,859	7,444	7,441	415	6	3	0
Employees (business-aligned operations, full-time equivalent)[1]	7,853	6,508	5,838	1,345	21	670	11
Employees (allocated central infrastructure, full-time equivalent)[1]	9,808	8,209	7,282	1,599	19	927	13
Total employees (full-time equivalent)[1]	25,520	22,161	20,560	3,359	15	1,600	8
Total assets (in € bn)[1,2]	264	258	246	6	2	12	5
Risk-weighted assets (in € bn)[1]	69	74	65	(5)	(7)	9	14
of which: operational risk RWA (in € bn)[1]	6	5	6	0	5	(0)	(5)
Leverage exposure (in € bn)[1]	307	321	300	(14)	(4)	21	7
Deposits (in € bn)[1]	289	289	270	1	0	18	7
Loans (gross of allowance for loan losses, in € bn)[1]	117	122	122	(5)	(4)	(1)	(1)
Cost/income ratio[3]	57.9%	66.1%	88.2%	N/M	(8.2)ppt	N/M	(22.1)ppt
Post-tax return on average shareholders' equity[4]	15.2%	10.0%	3.2%	N/M	5.2ppt	N/M	6.8ppt
Post-tax return on average tangible shareholders’ equity[4]	16.6%	10.9%	3.5%	N/M	5.7ppt	N/M	7.4ppt

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of year-end
[2] Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[3] Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[4] For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the years 2023, 2022 and 2021; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
Investment Bank
				2023 increase (decrease) from 2022		2022 increase (decrease) from 2021
in € m. (unless stated otherwise)	2023	2022	2021	in € m.	in %	in € m.	in %
Net revenues
Fixed Income, Currency (FIC) Sales & Trading	7,974	8,935	7,063	(961)	(11)	1,871	26
Debt Origination	843	412	1,573	431	105	(1,161)	(74)
Equity Origination	102	101	544	1	1	(443)	(81)
Advisory	301	485	491	(184)	(38)	(6)	(1)
Origination & Advisory	1,246	998	2,608	249	25	(1,610)	(62)
Other	(60)	84	(40)	(144)	N/M	124	N/M
Total net revenues	9,160	10,016	9,631	(856)	(9)	385	4
Provision for credit losses	431	319	104	112	35	215	N/M
Noninterest expenses
Compensation and benefits	2,524	2,376	2,197	149	6	179	8
General and administrative expenses	4,136	4,075	3,843	61	1	232	6
Impairment of goodwill and other intangible assets	233	0	0	233	N/M	0	N/M
Restructuring activities	(3)	15	47	(18)	N/M	(32)	(68)
Total noninterest expenses	6,890	6,466	6,087	424	7	379	6
Noncontrolling interests	3	15	(17)	(12)	(79)	32	N/M
Profit (loss) before tax	1,836	3,217	3,458	(1,381)	(43)	(241)	(7)

Employees (front office, full-time equivalent)[1]	4,940	4,334	4,212	606	14	122	3
Employees (business-aligned operations, full-time equivalent)[1]	3,050	3,298	2,928	(248)	(8)	370	13
Employees (allocated central infrastructure, full-time equivalent)[1]	11,989	10,788	9,787	1,201	11	1,001	10
Total employees (full-time equivalent)[1]	19,979	18,420	16,927	1,559	8	1,493	9
Total assets (in € bn)[1,2]	658	677	616	(18)	(3)	61	10
Risk-weighted assets (in € bn)[1]	140	139	141	0	0	(1)	(1)
of which: operational risk RWA (in € bn)[1]	22	23	25	(2)	(7)	(2)	(7)
Leverage exposure (in € bn)[1]	546	530	530	17	3	(1)	(0)
Deposits (in € bn)[1]	18	16	13	1	9	4	28
Loans (gross of allowance for loan losses, in € bn)[1]	101	103	93	(2)	(2)	10	11
Cost/income ratio[3]	75.2%	64.6%	63.2%	N/M	10.7ppt	N/M	1.4ppt
Post-tax return on average shareholders’ equity[4]	3.8%	8.0%	9.0%	N/M	(4.2)ppt	N/M	(1.0)ppt
Post-tax return on average tangible shareholders’ equity[4]	4.0%	8.4%	9.4%	N/M	(4.3)ppt	N/M	(1.1)ppt

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of year-end
[2] Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[3] Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[4] For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the years 2023, 2022 and 2021; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
Private Bank
				2023 increase (decrease) from 2022		2022 increase (decrease) from 2021
in € m. (unless stated otherwise)	2023	2022	2021	in € m.	in %	in € m.	in %
Net revenues:
Private Bank Germany	6,070	5,325	5,006	745	14	319	6
International Private Bank	3,505	3,828	3,226	(322)	(8)	601	19
Premium Banking	986	942	934	44	5	8	1
Wealth Management & Bank for Entrepreneurs	2,520	2,886	2,292	(366)	(13)	593	26
Total net revenues	9,575	9,153	8,233	422	5	920	11
of which:
Net interest income	6,160	5,223	4,601	937	18	622	14
Commissions and fee income	2,852	3,155	3,206	(303)	(10)	(51)	(2)
Remaining income	563	775	426	(212)	(27)	349	82
Provision for credit losses	783	583	446	201	34	137	31
Noninterest expenses:
Compensation and benefits	2,806	2,785	2,808	21	1	(22)	(1)
General and administrative expenses	4,742	4,176	4,939	566	14	(764)	(15)
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	228	(113)	173	341	N/M	(285)	N/M
Total noninterest expenses	7,777	6,848	7,920	929	14	(1,072)	(14)
Noncontrolling interests	0	0	0	(0)	(12)	0	N/M
Profit (loss) before tax	1,015	1,722	(133)	(707)	(41)	1,855	N/M

Employees (front office, full-time equivalent)[1]	20,599	21,092	21,973	(492)	(2)	(881)	(4)
Employees (business-aligned operations, full-time equivalent)[1]	5,637	5,816	6,060	(179)	(3)	(243)	(4)
Employees (allocated central infrastructure, full-time equivalent)[1]	12,215	10,808	9,426	1,407	13	1,382	15
Total employees (full-time equivalent)[1]	38,451	37,716	37,458	735	2	258	1
Total assets (in € bn)[1,2]	331	333	310	(2)	(1)	22	7
Risk-weighted assets (in € bn)[1]	86	88	85	(1)	(2)	2	3
of which: operational risk RWA (in € bn)[1]	8	8	8	0	0	0	1
Leverage exposure (in € bn)[1]	339	344	321	(6)	(2)	24	7
Deposits (in € bn)[1]	308	317	313	(10)	(3)	4	1
Loans (gross of allowance for loan losses, in € bn)[1]	261	265	254	(4)	(1)	10	4
Assets under Management (in € bn)[1,3]	559	518	554	40	8	(36)	(6)
Net flows (in € bn)	29	30	30	(1)	(4)	(0)	(1)
Cost/income ratio[4]	81.2%	74.8%	96.2%	N/M	6.4ppt	N/M	(21.4)ppt
Post-tax return on average shareholders' equity[5]	4.1%	8.3%	(1.5)%	N/M	(4.2)ppt	N/M	9.8ppt
Post-tax return on average tangible shareholders’ equity[5]	4.5%	9.0%	(1.7)%	N/M	(4.6)ppt	N/M	10.7ppt

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of year-end
[2] Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[3] The Group defines assets under management as (a) assets held on behalf of customers for investment purposes and/or (b) client assets that are managed by the bank; assets under management are managed on a discretionary or advisory basis, or these assets are deposited with the bank; deposits are considered assets under management if they serve investment purposes; in the Private Bank Germany and Premium Banking, this includes term deposits and savings deposits; in Wealth Management & Bank for Entrepreneurs, it is assumed that all customer deposits are held with the bank primarily for investment purposes; in instances in which Private Bank distributes investment products qualifying as assets under management which are managed by DWS these are reported as assets under management for Private Bank and for Asset Management (DWS) because they are two distinct, independent qualifying services
[4] Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[5] For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the years 2023, 2022 and 2021; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
Asset Management
				2023 increase (decrease) from 2022		2022 increase (decrease) from 2021
in € m. (unless stated otherwise)	2023	2022	2021	in € m.	in %	in € m.	in %
Net revenues
Management fees	2,314	2,458	2,370	(143)	(6)	88	4
Performance and transaction fees	128	125	212	2	2	(86)	(41)
Other	(59)	24	126	(84)	N/M	(102)	(81)
Total net revenues	2,383	2,608	2,708	(225)	(9)	(100)	(4)
Provision for credit losses	(1)	(2)	5	1	(50)	(6)	N/M
Noninterest expenses
Compensation and benefits	891	899	822	(8)	(1)	77	9
General and administrative expenses	934	883	846	50	6	37	4
Impairment of goodwill and other intangible assets	0	68	0	(68)	N/M	68	N/M
Restructuring activities	0	0	2	(0)	(15)	(2)	(95)
Total noninterest expenses	1,825	1,850	1,670	(26)	(1)	180	11
Noncontrolling interests	163	174	223	(12)	(7)	(49)	(22)
Profit (loss) before tax	396	584	809	(188)	(32)	(225)	(28)

Employees (front office, full-time equivalent)[1]	2,023	2,024	1,913	(2)	(0)	111	6
Employees (business-aligned operations, full-time equivalent)[1]	2,363	2,258	2,159	105	5	100	5
Employees (allocated central infrastructure, full-time equivalent)[1]	576	495	442	81	16	53	12
Total employees (full-time equivalent)[1]	4,962	4,778	4,514	185	4	264	6
Total assets (in € bn)[1,2]	10	10	10	0	2	(0)	(2)
Risk-weighted assets (in € bn)[1]	15	13	14	2	18	(2)	(11)
of which: operational risk RWA (in € bn)[1]	3	3	3	0	2	0	2
Leverage exposure (in € bn)[1]	10	9	11	0	3	(1)	(11)
Assets under Management (in € bn)[1,3]	896	821	928	75	9	(106)	(11)
Net flows (in € bn)	28	(20)	48	48	N/M	(68)	N/M
Cost/income ratio[4]	76.6%	71.0%	61.7%	N/M	5.6ppt	N/M	9.3ppt
Post-tax return on average shareholders' equity[5]	4.9%	7.4%	11.0%	N/M	(2.5)ppt	N/M	(3.6)ppt
Post-tax return on average tangible shareholders’ equity[5]	11.3%	17.1%	25.8%	N/M	(5.9)ppt	N/M	(8.7)ppt

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of year-end
[2] Segment assets are presented on a consolidated basis, i.e. the amounts do not include intersegment balances
[3] The Group defines assets under management as (a) assets held on behalf of customers for investment purposes and/or (b) client assets that are managed by the bank; assets under management are managed on a discretionary or advisory basis, or these assets are deposited with the bank; deposits are considered assets under management if they serve investment purposes; in the Private Bank Germany and Premium Banking, this includes term deposits and savings deposits; in Wealth Management & Bank for Entrepreneurs, it is assumed that all customer deposits are held with the bank primarily for investment purposes; in instances in which Private Bank distributes investment products qualifying as assets under management which are managed by DWS these are reported as assets under management for Private Bank and for Asset Management (DWS) because they are two distinct, independent qualifying services
[4] Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[5] For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the years 2023, 2022 and 2021; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
Corporate & Other
				2023 increase (decrease) from 2022		2022 increase (decrease) from 2021
in € m. (unless stated otherwise)	2023	2022	2021	in € m.	in %	in € m.	in %
Net revenues	2,321	(1,051)	(186)	3,372	N/M	(866)	N/M
Provision for credit losses	26	(9)	(36)	35	N/M	27	(76)
Noninterest expenses
Compensation and benefits	3,372	3,231	3,145	141	4	86	3
General and administrative expenses	(2,634)	(2,192)	(1,862)	(441)	20	(331)	18
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	(1)	(2)	(2)	1	(40)	0	(22)
Total noninterest expenses	738	1,037	1,281	(299)	(29)	(244)	(19)
Noncontrolling interests	(166)	(190)	(206)	24	(12)	16	(8)
Profit (loss) before tax	1,724	(1,890)	(1,225)	3,614	N/M	(665)	54

Employees (C&O, net, full-time equivalent)[1]	1,218	1,856	3,510	(638)	(34)	(1,654)	(47)
Employees (central infrastructure allocated to businesses, full-time equivalent)[1]	34,588	30,300	26,937	4,288	14	3,363	12
Total Employees (full-time equivalent)[1]	35,806	32,156	30,447	3,650	11	1,709	6
Risk-weighted assets (in € bn)[1]	40	46	46	(6)	(13)	(0)	(0)
Leverage exposure (in € bn)[1]	39	36	62	3	7	(25)	(41)

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of year-end
Entity-wide disclosures
The Group’s entity-wide Disclosures include net revenues from internal and external counterparties. Excluding revenues from internal counterparties would require disproportionate IT investment and is not in line with the Bank's management approach. For details of the net revenue components please see “Management Report: Operating and Financial Review: Results of Operations: Corporate Divisions”.
The following table presents total net revenues (before provision for credit losses) by geographic area for the years ended December 31, 2023, 2022 and 2021, respectively. The information presented for Corporate Bank, Investment Bank, Private Bank and Asset Management has been classified based primarily on the location of the Group’s office in which the revenues are recorded. The information for Corporate & Other is presented on a global level only, as management responsibility for Corporate & Other is held centrally.
in € m.	2023	2022	2021
Germany:
Corporate Bank	4,223	3,166	2,595
Investment Bank	573	587	450
Private Bank	6,570	5,876	5,479
Asset Management	1,211	1,266	1,385
Total Germany	12,577	10,895	9,909
UK:
Corporate Bank	192	143	144
Investment Bank	3,503	4,343	3,642
Private Bank	54	3	(2)
Asset Management	350	356	336
Total UK	4,099	4,844	4,120
Rest of Europe, Middle East and Africa:
Corporate Bank	1,303	1,162	900
Investment Bank	460	383	255
Private Bank	1,987	2,191	1,783
Asset Management	274	275	286
Total Rest of Europe, Middle East and Africa	4,024	4,011	3,223
Americas (primarily United States):
Corporate Bank	1,010	974	750
Investment Bank	3,042	3,033	3,904
Private Bank	462	466	364
Asset Management	432	580	537
Total Americas	4,945	5,053	5,555
Asia/Pacific:
Corporate Bank	988	892	764
Investment Bank	1,583	1,671	1,381
Private Bank	503	617	608
Asset Management	115	131	163
Total Asia/Pacific	3,188	3,311	2,917
Corporate & Other	2,321	(1,051)	(186)
Consolidated net revenues[1]	31,155	27,063	25,538

Prior year’s comparatives aligned to presentation in the current year
[1] Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income); revenues are attributed to countries based on the location in which the Group’s booking office is located; the location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction; where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations